Related party transactions - Remuneration to key management personnel (Details) - Key management personnel - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,162	€ 4,408	€ 5,073
Post-employment benefits	474	371	375
Share based payments	680	0	0
Total	€ 6,316	€ 4,779	€ 5,448